Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Pioneer Series Trust IV
Prospectus Date	rr_ProspectusDate	Dec. 01, 2013
Supplement [Text Block]	pstiv_SupplementTextBlock
Pioneer Classic Balanced Fund

Supplement to the December 1, 2013 Summary Prospectus, as in effect and as may be amended from time to time

Principal investment strategies

Effective June 1, 2014, Pioneer Classic Balanced Fund will increase the extent to which it may invest in below investment grade debt securities from 10% of the fund's total assets to 20% of the fund's net assets.

As of June 1, 2014, the following replaces the corresponding information listed under "Principal investment strategies":
The fund may invest in subordinated debt securities, event-linked bonds and up to 20% of its net assets in securities that are below investment grade (also known as "junk bonds").

Pioneer Classic Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pstiv_SupplementTextBlock
Pioneer Classic Balanced Fund

Supplement to the December 1, 2013 Summary Prospectus, as in effect and as may be amended from time to time

Principal investment strategies

Effective June 1, 2014, Pioneer Classic Balanced Fund will increase the extent to which it may invest in below investment grade debt securities from 10% of the fund's total assets to 20% of the fund's net assets.

As of June 1, 2014, the following replaces the corresponding information listed under "Principal investment strategies":
The fund may invest in subordinated debt securities, event-linked bonds and up to 20% of its net assets in securities that are below investment grade (also known as "junk bonds").